Note 17 - Segment Information - Segment Information (Details) - USD ($)		12 Months Ended
		Sep. 30, 2016		Sep. 30, 2015
Revenues		$ 174,076,000		$ 163,046,000
Pre-tax income (loss)		(2,469,000)	[1]	478,000
Identifiable assets		60,546,000		63,382,000
Depreciation and amortization		1,213,000		1,127,000
Interest		51,000		13,000
Capital expenditures		932,000		254,000
Corporate, Non-Segment [Member]
Revenues				0
Pre-tax income (loss)	[1]	(6,175,000)		(3,573,000)
Identifiable assets	[2]	16,775,000		17,839,000
Depreciation and amortization		272,000		270,000
Interest		0		0
Capital expenditures		709,000		62,000
Brokerage and Advisory Services [Member] | Operating Segments [Member]
Revenues		165,682,000		154,797,000
Pre-tax income (loss)		4,227,000	[1]	4,473,000
Identifiable assets		39,467,000		41,466,000
Depreciation and amortization		760,000		744,000
Interest		51,000		13,000
Capital expenditures		127,000		152,000
Tax and Accounting Services [Member] | Operating Segments [Member]
Revenues		8,394,000		8,249,000
Pre-tax income (loss)		(521,000)	[1]	(422,000)
Identifiable assets		4,304,000		4,077,000
Depreciation and amortization		181,000		113,000
Interest		0		0
Capital expenditures		$ 96,000		$ 40,000

[1]	Consists of executive salaries and other expenses not allocated to reportable segments by management.
[2]	Consists principally of deferred tax assets.